LIQUIDITY - Restructuring Costs and Reserves (Details) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Nov. 02, 2015 USD ($) $ / shares	Jan. 15, 2015 USD ($) shares	Oct. 31, 2015	Apr. 30, 2015 USD ($) shares	Feb. 28, 2015 shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Apr. 17, 2015 USD ($)	Dec. 31, 2013 $ / shares	Dec. 31, 2012 $ / shares
Cost reduction and personnel retention program
Percentage of reduction in workforce			0.25
Senior Promissory Notes issued							$ 1,340
Private Placement							4,000
Restructuring charges paid							$ 400
Convertible notes issued						$ 8,500		$ 8,500
Number shares issued upon conversion | shares				2,600,000	2,600,000		2,625,000
Discounts and offering expenses						500	$ 80	$ 50
Exercise price per warrant (in dollars per share) | $ / shares							$ 0.60			$ 5.00
Warrants
Cost reduction and personnel retention program
Exercise price per warrant (in dollars per share) | $ / shares							$ 5.00
Convertible Senior Notes.
Cost reduction and personnel retention program
Remaining amount of notes available for conversion				$ 5,900			$ 5,900
Number shares issued upon conversion | shares				2,600,000			2,625,000
Net proceeds from the sale of the Notes						8,000
Discounts and offering expenses						$ 400
Convertible Senior Notes. | Warrants
Cost reduction and personnel retention program
Warrants issued | shares						8,535,000
Exercise price per warrant (in dollars per share) | $ / shares						$ 1.00		$ 1.00
Non-convertible Promissory Note
Cost reduction and personnel retention program
Senior Promissory Notes issued				$ 1,300			$ 1,300
Minimum
Cost reduction and personnel retention program
Exercise price per warrant (in dollars per share) | $ / shares						1.00		1.00			$ 4.23
Minimum | Convertible Senior Notes.
Cost reduction and personnel retention program
Convertible share price (in dollars per share) | $ / shares							$ 0.3462
Maximum
Cost reduction and personnel retention program
Exercise price per warrant (in dollars per share) | $ / shares						5.00		5.00			$ 5.00
Maximum | Convertible Senior Notes.
Cost reduction and personnel retention program
Convertible share price (in dollars per share) | $ / shares						$ 0.32	$ 0.5485	$ 0.32
Cost reduction and personnel retention program
Cost reduction and personnel retention program
Restructuring charges paid		$ 1,100
Restructuring plan shares issued | shares		726,493
Cost reduction and personnel retention program | Bruce D. Hansen
Cost reduction and personnel retention program
Deferred incentive for equity grant		$ 400
AMER International Group | Warrants
Cost reduction and personnel retention program
Exercise price per warrant (in dollars per share) | $ / shares	$ 0.50
First Tranche | AMER International Group
Cost reduction and personnel retention program
Private Placement	$ 4,000
Second Tranche | AMER International Group
Cost reduction and personnel retention program
Private Placement	6,000
Third Tranche | AMER International Group
Cost reduction and personnel retention program
Private Placement	$ 10,000
Mt. Hope Project
Cost reduction and personnel retention program
Balance of reserve account							$ 16,600
Mt. Hope Project | AMER International Group | Senior secured term loan
Cost reduction and personnel retention program
Convertible notes issued									$ 700,000